Guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Guarantee liabilities
Guarantee liabilities at beginning of the year	¥ 9,789,626	$ 1,536,206	¥ 17,475,303		¥ 20,898,201
Provision at the inception of new loans					184,036
Net payout	(12,961,717)	501,581	5,473,326		(6,235,879)
Released on expiration	(24,284)	(2,033,976)	(14,337,573)		(5,118,616)
Contingent liability		(3,811)	880,948		7,747,561
Guarantee liabilities at end of the year			9,789,626	$ 1,536,206	17,475,303
Maximum potential undiscounted future payment			15,210,557			$ 2,331,120
Xiaoying Credit Loans
Guarantee liabilities
Guarantee liabilities at beginning of the year	5,139,742	806,538	9,886,957		19,297,719
Net payout	(12,961,717)	1,227,439	9,192,069		(6,333,472)
Released on expiration		(2,033,976)	(14,162,703)		(3,366,501)
Contingent liability			55,034		289,211
Guarantee liabilities at end of the year			¥ 5,139,742	$ 806,538	9,886,957
Remaining weighted average contractual term (Month)			3 months 1 day	3 months 1 day
Estimated net default rate (in percentage)			26.06%			26.06%
Maximum potential undiscounted future payment			¥ 10,560,672			$ 1,618,494
Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year			129,996		1,600,482
Provision at the inception of new loans					184,036
Net payout			42,660		97,593
Released on expiration			(174,870)		(1,752,115)
Guarantee liabilities at end of the year					129,996
Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year	4,649,884	729,668	7,458,350
Net payout		(725,858)	(3,761,403)
Released on expiration	(24,284)
Contingent liability		$ (3,811)	825,914		7,458,350
Guarantee liabilities at end of the year			¥ 4,649,884	$ 729,668	¥ 7,458,350
Remaining weighted average contractual term (Month)			2 months 6 days	2 months 6 days
Estimated net default rate (in percentage)			100.00%			100.00%
Maximum potential undiscounted future payment			¥ 4,649,885			$ 712,626
Adoption of ASU 2016-13
Guarantee liabilities
Provision at the inception of new loans	3,196,375
Adoption of ASU 2016-13 | Xiaoying Credit Loans
Guarantee liabilities
Provision at the inception of new loans	7,821,975
Adoption of ASU 2016-13 | Internet Channel
Guarantee liabilities
Provision at the inception of new loans	(4,625,600)
Adoption of ASU 2016-13 | Cumulative effect of accounting change
Guarantee liabilities
Guarantee liabilities at beginning of the year	297,622
Guarantee liabilities at end of the year			297,622
Adoption of ASU 2016-13 | Cumulative effect of accounting change | Xiaoying Credit Loans
Guarantee liabilities
Guarantee liabilities at beginning of the year	168,385
Guarantee liabilities at end of the year			168,385
Adoption of ASU 2016-13 | Cumulative effect of accounting change | Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	2,214
Guarantee liabilities at end of the year			2,214
Adoption of ASU 2016-13 | Cumulative effect of accounting change | Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year	¥ 127,023
Guarantee liabilities at end of the year			¥ 127,023